Financial assets, liabilities and financial result (excluding Orange Bank) - Assets available for sale - Additional information (Details) - EUR (€) € in Millions, shares in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2016
Operating segments [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Financial assets, fair value		€ 1,067	€ 1,878
Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Shares held (in shares)				399
Financial assets, fair value			1,709
Investments securities, BT Shares [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Shares held (in shares)		266
Financial assets, fair value		€ 814	€ 1,139
Investments securities, BT Shares [member] | Operating segments [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 659
Financial assets, fair value, current shares held		€ 759